Fair value of Financial Instruments (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative financial instruments, carrying amount:
Long-term liabilities	770,826	332,716
Fair Value
Derivative financial instruments, carrying amount:
Derivative financial instruments	13,250
Derivative financial instruments, carrying amount:
Derivative liability	17,816	8,144
Notes receivable, fair value	25,476	24,534
Total financial assets	38,726	24,534
Long-term liabilities, fair value	785,473	338,264
Convertible debentures, fair value	1,319	162,195
Derivative financial instruments, fair value:
Derivative financial instruments	17,816	8,144
Total financial liabilities	804,608	508,603
Derivative financial instruments, fair value:
Derivative financial instruments	13,250
Fair Value | Interest rate swaps not designated as a hedge
Derivative financial instruments, carrying amount:
Derivative liability	4,778	6,975
Derivative financial instruments, fair value:
Derivative financial instruments	4,778	6,975
Fair Value | Energy derivative contracts
Derivative financial instruments, carrying amount:
Derivative liability	287	1,169
Derivative financial instruments, fair value:
Derivative financial instruments	287	1,169
Fair Value | Energy contracts designated as a cash flow hedge
Derivative financial instruments, carrying amount:
Derivative financial instruments	12,695
Derivative financial instruments, carrying amount:
Derivative liability	9,012
Derivative financial instruments, fair value:
Derivative financial instruments	9,012
Derivative financial instruments, fair value:
Derivative financial instruments	12,695
Fair Value | Cross-currency swap designated as a foreign exchange hedge
Derivative financial instruments, carrying amount:
Derivative financial instruments	408
Derivative financial instruments, fair value:
Derivative financial instruments	408
Fair Value | Commodity contracts for regulatory operations
Derivative financial instruments, carrying amount:
Derivative financial instruments	147
Derivative financial instruments, carrying amount:
Derivative liability	1,661
Derivative financial instruments, fair value:
Derivative financial instruments	1,661
Derivative financial instruments, fair value:
Derivative financial instruments	147
Fair Value | Cross -currency swap
Derivative financial instruments, carrying amount:
Derivative liability	2,078
Derivative financial instruments, fair value:
Derivative financial instruments	2,078
Level 1
Derivative financial instruments, carrying amount:
Convertible debentures, fair value	1,319	162,195
Derivative financial instruments, fair value:
Total financial liabilities	1,319	162,195
Level 2
Derivative financial instruments, carrying amount:
Derivative financial instruments	13,250
Derivative financial instruments, carrying amount:
Derivative liability	17,816	8,144
Total financial assets	13,250
Long-term liabilities, fair value	785,473	338,264
Derivative financial instruments, fair value:
Derivative financial instruments	17,816	8,144
Total financial liabilities	803,289	346,408
Derivative financial instruments, fair value:
Derivative financial instruments	13,250
Level 2 | Interest rate swaps not designated as a hedge
Derivative financial instruments, carrying amount:
Derivative liability	4,778	6,975
Derivative financial instruments, fair value:
Derivative financial instruments	4,778	6,975
Level 2 | Energy derivative contracts
Derivative financial instruments, carrying amount:
Derivative liability	287	1,169
Derivative financial instruments, fair value:
Derivative financial instruments	287	1,169
Level 2 | Energy contracts designated as a cash flow hedge
Derivative financial instruments, carrying amount:
Derivative financial instruments	12,695
Derivative financial instruments, carrying amount:
Derivative liability	9,012
Derivative financial instruments, fair value:
Derivative financial instruments	9,012
Derivative financial instruments, fair value:
Derivative financial instruments	12,695
Level 2 | Cross-currency swap designated as a foreign exchange hedge
Derivative financial instruments, carrying amount:
Derivative financial instruments	408
Derivative financial instruments, fair value:
Derivative financial instruments	408
Level 2 | Commodity contracts for regulatory operations
Derivative financial instruments, carrying amount:
Derivative financial instruments	147
Derivative financial instruments, carrying amount:
Derivative liability	1,661
Derivative financial instruments, fair value:
Derivative financial instruments	1,661
Derivative financial instruments, fair value:
Derivative financial instruments	147
Level 2 | Cross -currency swap
Derivative financial instruments, carrying amount:
Derivative liability	2,078
Derivative financial instruments, fair value:
Derivative financial instruments	2,078
Level 3
Derivative financial instruments, carrying amount:
Notes receivable, fair value	25,476	24,534
Total financial assets	25,476	24,534
Carrying amount
Fair Value of Financial Instruments [Line Items]
Notes receivable, carrying amount	22,937	24,534
Total financial assets	36,187	24,534
Derivative financial instruments, carrying amount:
Derivative financial instruments	13,250
Long-term liabilities	770,826	332,716
Convertible debentures	960	122,297
Derivative financial instruments, carrying amount:
Derivative liability	17,816	8,144
Derivative financial instruments, fair value:
Derivative financial instruments	17,816	8,144
Total financial liabilities	789,602	463,157
Derivative financial instruments, fair value:
Derivative financial instruments	13,250
Carrying amount | Interest rate swaps not designated as a hedge
Derivative financial instruments, carrying amount:
Derivative liability	4,778	6,975
Derivative financial instruments, fair value:
Derivative financial instruments	4,778	6,975
Carrying amount | Energy derivative contracts
Derivative financial instruments, carrying amount:
Derivative liability	287	1,169
Derivative financial instruments, fair value:
Derivative financial instruments	287	1,169
Carrying amount | Energy contracts designated as a cash flow hedge
Derivative financial instruments, carrying amount:
Derivative financial instruments	12,695
Derivative financial instruments, carrying amount:
Derivative liability	9,012
Derivative financial instruments, fair value:
Derivative financial instruments	9,012
Derivative financial instruments, fair value:
Derivative financial instruments	12,695
Carrying amount | Cross-currency swap designated as a foreign exchange hedge
Derivative financial instruments, carrying amount:
Derivative financial instruments	408
Derivative financial instruments, fair value:
Derivative financial instruments	408
Carrying amount | Commodity contracts for regulatory operations
Derivative financial instruments, carrying amount:
Derivative financial instruments	147
Derivative financial instruments, carrying amount:
Derivative liability	1,661
Derivative financial instruments, fair value:
Derivative financial instruments	1,661
Derivative financial instruments, fair value:
Derivative financial instruments	147
Carrying amount | Cross -currency swap
Derivative financial instruments, carrying amount:
Derivative liability	2,078
Derivative financial instruments, fair value:
Derivative financial instruments	2,078